Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

As of the date of this report GreenPower has not adopted a formal cybersecurity policy, and we have not invested in a comprehensive set of processes for managing cybersecurity risk due to the Company's relatively small size and limited resources. However, we have taken certain steps to manage cybersecurity risks such as utilizing commercially available anti-virus software on company computers, utilizing cloud-based systems and software offered by major global software and computer systems providers for company records and documents, and engaging a technical IT supervisor to manage and maintain the company's computer systems and network.

As of the date of this report we do not believe, or are not aware, of any existing or previous cybersecurity incident that have materially affected or are reasonably likely to materially affect our business, strategy, operations, or financial condition. However, the Company may in the future be materially adversely affected by a cybersecurity incident, such as a computer system failure, a computer system security breach, and as a result may be subject to ransomware, phishing attacks, or other malicious intrusions.

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Management Processes Integrated [Text Block]	As of the date of this report GreenPower has not adopted a formal cybersecurity policy, and we have not invested in a comprehensive set of processes for managing cybersecurity risk due to the Company's relatively small size and limited resources.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this report we do not believe, or are not aware, of any existing or previous cybersecurity incident that have materially affected or are reasonably likely to materially affect our business, strategy, operations, or financial condition.